Note 8 - Common Stock	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Common Stock [Text Block]
8.	Common Stock

General

At
December 31, 2018,
the Company has
100,000,000
shares of Common Stock authorized for issuance,
$0.001
par value per share, of which
19,243,651
shares were issued and outstanding.

Reserved for Future Issuance

The Company has the following shares of Common Stock reserved for future issuance:

	December 31,	December 31,
	2018	2017

Conversion of Series A Preferred Stock	22,112,775	22,112,775
Stock-based compensation awards	5,163,957	3,572,457
Employee Stock Purchase Plan	118,120	192,463
Total	27,394,852	25,877,695